AMERICAN PENSION INVESTORS TRUST

FILED VIA EDGAR

March 30, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	American Pension Investors Trust
File Nos. 002-96538; 811-04262

Ladies and Gentlemen:

On behalf of the American Pension Investors Trust (the “Registrant”), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 74 under the Securities Act of 1933 and Amendment No. 76 under the Investment Company Act of 1940 (the “Amendment”) to Registrant’s registration statement on Form N-1A. The Amendment is to be effective 60 days after filing pursuant to Rule 485(a)(1) under the Securities Act of 1933.

The Amendment is being filed to update financial, expense and performance disclosures for the Registrant for the fiscal year ended January 31, 2018.

Please direct any comments or questions to the undersigned at 513-869-4262.

Very truly yours,

Maggie Bull

Assistant Secretary